UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 2, 2004


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value total: $320,958 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      311    11600 SH       SOLE                    10400              1200
Abbott Laboratories Corp.      COM              002824100      217     5329 SH       SOLE                     4529               800
Altria Group, Inc.             COM              02209s103      628    12540 SH       SOLE                     9460              3080
American Express Co.           COM              025816109    12718   247529 SH       SOLE                   239238              8291
American International Group   COM              026874107    11370   159516 SH       SOLE                   145560             13956
American Retirement Corp.      COM              028913101     1801   357331 SH       SOLE                   343470             13861
Amgen Inc.                     COM              031162100     4567    83689 SH       SOLE                    77734              5955
Amsouth Bancorporation         COM              032165102     5705   224008 SH       SOLE                   204137             19871
Anheuser-Busch Companies, Inc. COM              035229103      996    18436 SH       SOLE                    14446              3990
Aon Corp.                      COM              037389103      221     7771 SH       SOLE                     7771
Apache Corp.                   COM              037411105     5755   132146 SH       SOLE                   117064             15082
Automatic Data Processing      COM              053015103     1738    41510 SH       SOLE                    36710              4800
BP Amoco LP                    COM              055622104     1127    21030 SH       SOLE                    18952              2078
Baker Hughes, Inc.             COM              057224107      514    13665 SH       SOLE                     9345              4320
BankAmerica Corp.              COM              060505104     1094    12932 SH       SOLE                    11957               975
Baxter International Inc.      COM              071813109      446    12925 SH       SOLE                     4925              8000
Bellsouth                      COM              079860102      263    10047 SH       SOLE                     7487              2560
Berkshire Hathaway Inc. Class  COM              084670108     1957       22 SH       SOLE                       15                 7
Berkshire Hathaway Inc. Class  COM              084670207     5691     1926 SH       SOLE                     1827                99
Biomet, Inc.                   COM              090613100     4447   100057 SH       SOLE                    91557              8500
Bristol Myers Squibb           COM              110122108      836    34106 SH       SOLE                    34106
Cardinal Health Inc.           COM              14149Y108     1103    15741 SH       SOLE                    10950              4790
Cendant Corp.                  COM              151313103     4334   177061 SH       SOLE                   149260             27801
Central Parking Corp.          COM              154785109     1384    74050 SH       SOLE                    68050              6000
ChevronTexaco Corp.            COM              166764100      596     6337 SH       SOLE                     5783               554
Cisco Systems Inc.             COM              17275R102     8130   343047 SH       SOLE                   305682             37365
Citigroup Inc.                 COM              172967101     3726    80136 SH       SOLE                    71870              8266
Coca Cola Co.                  COM              191216100     4085    80924 SH       SOLE                    73797              7127
Colgate Palmolive Co.          COM              194162103      245     4200 SH       SOLE                     4000               200
ConocoPhillips                 COM              20825c104     4312    56517 SH       SOLE                    51320              5198
Dell Corp.                     COM              24702r101      829    23150 SH       SOLE                    23050               100
Dionex Corp.                   COM              254546104      353     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      584    29846 SH       SOLE                    25446              4400
Dominion Resources, Inc.       COM              25746u109      283     4480 SH       SOLE                     3780               700
Dover Corp.                    COM              260003108      379     9000 SH       SOLE                     8200               800
Duke Energy Corp.              COM              264399106      359    17705 SH       SOLE                    15941              1764
Eaton Corp.                    COM              278058102      440     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102     9808   220862 SH       SOLE                   196610             24252
FedEx Corp.                    COM              31428X106     2534    31015 SH       SOLE                    28815              2200
Federal National Mortgage Assn COM              313586109     1427    20001 SH       SOLE                    18601              1400
First Data Corp.               COM              319963104     2063    46336 SH       SOLE                    39354              6982
Gannett Co. Inc.               COM              364730101      204     2400 SH       SOLE                     2400
General Electric Co.           COM              369604103    12902   398208 SH       SOLE                   359821             38388
General Mills Inc.             COM              370334104     2030    42702 SH       SOLE                    37775              4927
HCA Inc.                       COM              404119109    32627   784503 SH       SOLE                   767782             16721
Halliburton Inc.               COM              406216101     5323   175923 SH       SOLE                   161520             14403
HealthStream Inc.              COM              42222n103      173    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103     2293   108694 SH       SOLE                    84874             23820
Home Depot Inc.                COM              437076102     9710   275865 SH       SOLE                   252868             22996
Intel Corp.                    COM              458140100    10493   380167 SH       SOLE                   336837             43330
International Business Machine COM              459200101     6342    71940 SH       SOLE                    61815             10125
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1665    42958 SH       SOLE                    38531              4427
Johnson & Johnson              COM              478160104     8462   151921 SH       SOLE                   140654             11267
Kimberly-Clark Corp.           COM              494368103     1517    23025 SH       SOLE                    18525              4500
L-3 Communications             COM              502424104     5054    75665 SH       SOLE                    70095              5570
Liberty Media Corp.            COM              530718105     3974   442082 SH       SOLE                   355532             86550
Liberty Media International Cl COM              530719103      703    18945 SH       SOLE                    14705              4240
Lifepoint Hospitals, Inc.      COM              53219l109      202     5422 SH       SOLE                     5422
Lowes Companies                COM              548661107     1348    25650 SH       SOLE                    17325              8325
Marsh & McLennan Co.           COM              571748102      342     7544 SH       SOLE                     6144              1400
Medtronic Inc.                 COM              585055106     4843    99406 SH       SOLE                    91530              7876
Merck & Company Inc.           COM              589331107     1063    22370 SH       SOLE                    22370
Microsoft Corp.                COM              594918104     6120   214280 SH       SOLE                   175160             39120
Minnesota Mining & Manufacturi COM              88579y101     1364    15158 SH       SOLE                    13163              1995
Molex Inc. - Class A           COM              608554200     4899   179567 SH       SOLE                   168024             11543
National Commerce Financial Co COM              63545P104      387    11900 SH       SOLE                    11900
O Charley's Inc.               COM              670823103      315    18350 SH       SOLE                    15650              2700
PepsiCo Inc.                   COM              713448108     1220    22637 SH       SOLE                    20737              1900
Pfizer Inc.                    COM              717081103     6881   200727 SH       SOLE                   174411             26316
Piedmont Natural Gas Co.       COM              720186105      249     5820 SH       SOLE                     5820
Procter & Gamble Co.           COM              742718109      997    18316 SH       SOLE                    14646              3670
Regions Financial Corp.        COM              758940100      253     6919 SH       SOLE                     6919
Republic Services Inc.         COM              760759100     6958   240425 SH       SOLE                   215475             24950
Royal Dutch Petroleum Co.      COM              780257804      272     5264 SH       SOLE                     4464               800
SBC Communications, Inc.       COM              78387g103      488    20136 SH       SOLE                    19067              1069
Schlumberger Ltd.              COM              806857108     5715    89988 SH       SOLE                    78168             11820
Select Basic Materials Sector  COM              81369y100     1157    43200 SH       SOLE                    37300              5900
Southtrust Corp.               COM              844730101      239     6148 SH       SOLE                     6148
Sovereign Chief Venture F      COM              845912104        4    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     2579    63606 SH       SOLE                    54567              9039
SunTrust Banks Inc.            COM              867914103     2653    40817 SH       SOLE                    36068              4749
Sungard Data Systems Inc.      COM              867363103     5842   224710 SH       SOLE                   197160             27550
Sysco Corp.                    COM              871829107    11053   308154 SH       SOLE                   276647             31507
Target Corporation             COM              87612e106      660    15540 SH       SOLE                     6690              8850
Tyco International Ltd.        COM              902124106     3758   113399 SH       SOLE                   107359              6040
United Parcel Svc. Inc. CL B   COM              911312106     4416    58745 SH       SOLE                    54520              4225
United Technologies Corp.      COM              913017109     4154    45412 SH       SOLE                    42262              3150
Verizon Communications         COM              92343v104      683    18884 SH       SOLE                    10532              8351
Viacom- Cl. B                  COM              925524308     3941   110318 SH       SOLE                    97035             13283
Wachovia Corp.                 COM              929903102      424     9537 SH       SOLE                     7271              2266
Wal-Mart Stores Inc.           COM              931142103    10283   194899 SH       SOLE                   183191             11708
Walt Disney Co.                COM              254687106      353    13864 SH       SOLE                    11342              2522
Wells Fargo & Co.              COM              949746101     4361    76207 SH       SOLE                    69755              6452
Willis Group Holdings Inc.     COM              G96655108     6162   164542 SH       SOLE                   145280             19262
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100     1108    30653 SH       SOLE                    18513             12140
Zimmer Holdings, Inc.          COM              98956P102      359     4069 SH       SOLE                     4022                47